Label	Element	Value
Campbell Core Trend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cctfx_SupplementTextBlock

The RBB Fund, Inc.

Campbell Core Trend Fund

Institutional Shares

Ticker: CCTFX

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 22, 2016 to the Prospectus dated December 31, 2015

This Supplement contains new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Campbell Core Trend Fund
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the first paragraph under the heading “PRINCIPAL INVESTMENT STRATEGIES” on page 2 of the Prospectus is deleted in its entirety and replaced by the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Core Trend Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Core Trend Program (as described below), and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

Please retain this Supplement for future reference.